Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash flows from operating activities:
Net (loss) income	$ (15,055)	$ 5,962	$ (25,657)	$ (9,545)	$ (34,351)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation of property, equipment and right-of-use assets	556	703	1,106	1,245	2,143
Financial income, net	(128)	(378)	(260)	(569)	(775)
Cost of share-based compensation	322	1,319	1,221	2,410	4,868
Change in employee benefit liabilities, net		(3)		8	126
Amortization of premium on available-for-sale financial asses		51	4	101	184
Revaluation of financial derivatives	1,778	(17,378)	(670)	(13,471)	(15,904)
Revaluation of liability to IIA	593	631	1,315	1,199	2,531
Adjustments to reconcile profit (loss)	3,121	(15,055)	2,716	(9,077)	(6,827)
Decrease (increase) in prepaid expenses, other current assets and other assets	(607)	(292)	(1,065)	117	(150)
Increase (decrease) in trade payables	(360)	1,088	1,574	244	(821)
Increase (decrease) in accrued expenses and other payables	2,472	141	(624)	162	2,807
Cash flows from (used in) operations	1,505	937	(115)	523	1,836
Cash received during the period for:
Interest received	9	309	357	830	1,546
Interest paid	(33)	(23)	(80)	(51)	(134)
Interest, net	(24)	286	277	779	1,412
Net cash used in operating activities	(10,453)	(7,870)	(22,779)	(17,320)	(37,930)
Cash flows from investing activities:
Purchase of property, plant and equipment	(4,990)	(528)	(7,109)	(878)	(3,055)
Purchase of marketable securities					(32,021)
Proceed from sale of marketable securities		1,847	13,551	15,740
Proceed from maturity of marketable securities					38,742
Net cash provided by (used in) investing activities	(4,990)	1,319	6,442	14,862	3,666
Cash flows from financing activities:
Receipt of grants from the IIA	147	167	200	167	224
Proceeds from secondary offering, net	63,860	(108)	63,860	(346)	37,140
Proceeds from issuance of shares, initial public offering (payment of issuance expenses), net					(238)
Payment of lease liabilities	(335)	(324)	(1,122)	(764)	(1,529)
Exercise of options	141	117	147	117	132
Net cash (used in) provided by financing activities	63,813	(148)	63,085	(826)	35,729
Exchange differences on balances of cash and cash equivalents	(24)	28	52	90	101
Increase (decrease) in cash and cash equivalents	48,346	(6,671)	46,800	(3,194)	1,566
Cash and cash equivalents at beginning of period	40,292	43,749	41,838	40,272	40,272
Cash and cash equivalents at end of period	88,638	37,078	88,638	37,078	41,838
Significant non-cash transactions:
Exercise of warrants liabilities to equity				2,924	2,924
Increase in other assets on credit		(592)		(592)
Purchase of property, plant and equipment on credit	$ 960	$ (400)	$ 960	$ (400)	$ 1,255